GENERAL INFORMATION AND BASIS OF PREPARATION - Exchange Rates (Details)	6 Months Ended
	Jul. 01, 2022 IDR (Rp)	Jul. 02, 2021	Dec. 31, 2021
UK Sterling
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	1.19	1.15
Closing foreign exchange rate	1.17		1.19
US Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.91	0.83
Closing foreign exchange rate	0.96		0.88
Norwegian Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.10
Closing foreign exchange rate	0.10		0.10
Swedish Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.10	0.10
Closing foreign exchange rate	0.09		0.10
Icelandic Krone
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.01	0.01
Closing foreign exchange rate	0.01		0.01
Australian Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.66	0.64
Closing foreign exchange rate	0.66		0.64
Indonesian Rupiah
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.06	0.06
Closing foreign exchange rate	0.06		0.06
Foreign exchange rate, amount of currency obtained in exchange	Rp 1,000
New Zealand Dollar
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.61	0.59
Closing foreign exchange rate	0.60		0.60
Papua New Guinean Kina
Disclosure of Exchange Rates [Line Items]
Average foreign exchange rate	0.26	0.24
Closing foreign exchange rate	0.27		0.25